UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wi 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-4372
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Annual Report

November 30, 2014

Investment Adviser

Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York  10020

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	28

STATEMENTS OF OPERATIONS	30

STATEMENTS OF CHANGES IN NET ASSETS	32

FINANCIAL HIGHLIGHTS	35

NOTES TO FINANCIAL STATEMENTS	38

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM	48

NOTICE OF PRIVACY POLICY & PRACTICES	49

ADDITIONAL INFORMATION	50

Rockefeller Funds

Dear Shareholders:

2014 was a complex and sometimes counterintuitive experience for the bond markets and fixed income investors.  Despite impressive momentum in the U.S. economy and what appears to be the beginning of potential monetary policy normalization, bond yields fell over the course of the year and provided an unexpected capital gain for some investors.  We expect more muted return potentials ahead as U.S. economic momentum confronts both low interest rate levels and emergency monetary policy accommodation.  As a result of lower interest rates during 2014, broad fixed income market indices had strong performance since the Funds’ inception (December 26, 2013) through their fiscal year ended November 30, 2014, with the Barclays Aggregate Bond Index returning +5.94% and the Barclays 5-Year Municipal Bond Index  up +3.48% over the same period.

U.S. Economy versus Global Slowing

After ending 2013 on a high in terms of expectations, extreme winter weather along with emerging market and geopolitical unrest quickly cast a pall on U.S. economic growth early in 2014.  However, the economic picture in the U.S. has since changed as evidenced by greater than 3.5% gross domestic product (GDP) growth in 4 out of the last 5 quarters.1  Over this time, the U.S. unemployment rate has plunged from 7.5% to 5.9%, while wage inflation pressures have risen.  Broader inflation, as measured by the Federal Reserves’ favored personal consumption expenditures (PCE) deflator (which looks at changes in personal consumption), has moved higher but remains below the 2% target due to commodity and goods deflation emanating from slower growth abroad.  Indeed, deflationary forces in Europe became so acute during 2014 that the European Central Bank (ECB) cut the interest rate paid on deposits to negative 0.20%.  This action unleashed a massive downward force on interest rates across the globe.  We expect this pressure to persist on global bond markets until political will is sufficient at the ECB to expand its asset purchases in a similar fashion to what the U.S. experienced over the last several years.  This will take time but is expected to relieve deflationary pressure and eventually lower bond yields across the globe.

Federal Reserve Policy and the Bond Market

Early in 2014, Chairman Ben Bernanke retired from the Federal Open Market Committee and passed the baton to Chairwoman Janet Yellen.  Thus far, Chair Yellen has led a balanced view and cautious normalization of monetary policy by first eliminating bond purchases in October.  Lower oil prices and its suppressing impact on headline inflation appear to be the main impediment at this time to further normalizing policy with outright hikes in short-term interest rates.  While we believe the labor market in the U.S. should be healed enough to support a rise in short-term interest rates in the spring of 2015, impacts on longer-term maturity yields, however, are likely to be muted due to global forces.  These competing forces could cause a spike in market volatility in 2015.

Rockefeller Core Taxable Bond Fund

Since inception through the Fund’s fiscal year end of November 30, 2014, the Institutional Class shares of the Fund had strong absolute returns of +3.87% (net), but lagged the Barclays Aggregate Bond Index benchmark which returned 5.94%.  Detracting from relative performance were low returns from cash held during the Fund’s initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement and an underweight to mortgage securities which have benefitted from
_________

1	For the period from 7/1/2013 through 9/30/2014.

significant demand in the low volatility environment.  Excess yield available in corporate and taxable municipal bonds, barbelled positioning toward both short and long-term maturities, as well as the larger price appreciation in corporate and taxable municipal bonds, were positive contributors to relative returns.

Rockefeller Intermediate Tax Exempt National Bond Fund

Since inception through the Fund’s fiscal year end of November 30, 2014, the Institutional Class shares of the Fund had strong absolute returns of +2.97% (net), while the Barclays 5-Year Municipal Bond Index returned +3.48%.  Detracting from relative performance was the low returns from cash held during the Fund’s initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement, and the higher overall quality of issuers held in the portfolio during a period when lower quality, higher yielding bonds were in favor.  Favorable positioning of the portfolio toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Since inception through the Fund’s fiscal year end of November 30, 2014, the Institutional Class shares of the Fund had strong absolute returns of +2.44% (net), while the Barclays 5-Year Municipal Bond Index returned +3.48%.  Detracting from relative performance was the low returns from cash held during the Fund’s initial investment phase, the Fund’s defensive positioning toward interest rates rising on economic improvement, and the higher overall quality of issuers held in the portfolio during a period where lower quality, higher yielding bonds were in favor.  Favorable positioning of the portfolio toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Looking Forward

U.S. economic growth appears to have momentum heading into 2015.  We believe GDP growth of around 3% annualized coupled with steady employment gains and both wage and core inflation gains are likely to necessitate a rising short-term interest rate environment over the course of the year.  Further central bank stimulus to halt price pressures in Europe as well as reforms in China to stimulate consumer demand may further a need for policy normalization in the U.S.  As a result, we favor a defensive position in intermediate bonds that we expect will likely have a high sensitivity to Fed interest rate changes.  A change in our assessment of likely divergent interest rate policies between the U.S. and Europe would be a factor that could change this view.  While still some way removed from a recession in the U.S., we favor corporate bonds and high quality municipals as we believe they remain prudent sources of potential additional yield.  Contagion of slowing global growth and/or oil price volatility into the domestic U.S. outlook is a risk factor that could trigger a change.  We expect that mortgage-backed securities could reverse some of the outperformance in the year ahead due to increasing volatility and remain cautious in the sector.  We remain focused on essential service revenue bonds as well high quality general obligation bonds in the tax-exempt sector. Pension obligations continued to build as a burden on state and local government balance sheets and transparency in their reporting is expected to bring more focus and likely higher borrowing costs to those most exposed.  We are hard-pressed to find a case for a reversal of this decay without massive public policy change in the next few years.

In summary, we believe bond return potentials are likely to be muted with potential for negative total returns during an initial phase of interest rate hikes in the U.S. in 2015.

Even in this return context, however, we believe high quality bond portfolios can remain an important diversifying component of asset allocations in 2015 and beyond even if total returns enter a period of low relative performance versus historical experience.

Sincerely,

Mark Iannarelli, CFA
Portfolio Manager and Director of
Fixed Income at Rockefeller & Co., Inc.

Opinions expressed are those of Rockefeller & Co., Inc. and are subject to change, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks.  Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors.  Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in ETF’s which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a Fund’s ability to sell its shares. The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index is the 5-year (4-6) component of the Barclays Municipal Bond Index.

The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term investment grade tax-exempt bond market.

One cannot invest directly in an index.

Personal consumption expenditures (PCE) deflator is an indicator used in the United States, for calculating the increase in average pricing for all domestic personal consumption.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 – 11/30/14).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Core Taxable Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2014 –
	June 1, 2014	November 30, 2014	November 30, 2014*
Actual	$1,000.00	$1,010.50	$4.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.81	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365.

Rockefeller Intermediate Tax Exempt National Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2014 –
	June 1, 2014	November 30, 2014	November 30, 2014*
Actual	$1,000.00	$1,007.50	$4.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.81	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365.

Rockefeller Intermediate Tax Exempt New York Bond Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	June 1, 2014 –
	June 1, 2014	November 30, 2014	November 30, 2014*
Actual	$1,000.00	$1,008.50	$4.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.81	$4.31

*Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/365.

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of November 30, 2014
(% of Investments)

Total Returns as of November 30, 2014

	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index

Since Inception (12/26/13)	3.87%	5.94%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  One cannot invest directly in an index.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of November 30, 2014
(% of Investments)

Total Returns as of November 30, 2014

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	National Bond Fund	Municipal Bond Index
Since Inception (12/26/13)	2.97%	3.48%

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities whose interest is exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York personal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of November 30, 2014
(% of Investments)

Total Returns as of November 30, 2014

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	New York Bond Fund	Municipal Bond Index
Since Inception (12/26/13)	2.44%	3.48%

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund

Schedule of Investments

November 30, 2014

	Principal
	Amount	Value

Corporate Bonds – 41.85%
Air Freight & Logistics – 2.47%
FedEx Corp.
4.900%, 01/15/2034	$1,672,000	$1,843,626

Commercial Banking – 8.92%
Bank of America NA
5.300%, 03/15/2017	1,954,000	2,115,312
BB&T Corp.
1.600%, 08/15/2017	2,407,000	2,417,314
Wachovia Corp.
5.750%, 02/01/2018	1,888,000	2,132,183
		6,664,809

Consumer Lending – 3.05%
Associates Corporation of North America
6.950%, 11/01/2018	1,934,000	2,276,291

Diversified Banks – 2.84%
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,892,000	2,119,969

Drug Retail – 2.96%
CVS Health Corp.
1.200%, 12/05/2016	2,205,000	2,209,233

Industrial Conglomerates – 2.95%
General Electric Capital Corp.
6.750%, 03/15/2032	1,644,000	2,204,426

Integrated Telecommunication Services – 2.14%
Verizon Communications, Inc.
6.400%, 09/15/2033	1,292,000	1,599,302

Investment Banking & Brokerage – 5.94%
Morgan Stanley
7.250%, 04/01/2032	1,639,000	2,241,570
The Goldman Sachs Group, Inc.
6.125%, 02/15/2033	1,790,000	2,195,822
		4,437,392

Life Sciences Tools & Services – 2.93%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,145,000	2,188,518

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Regional Banks – 5.71%
Fifth Third Bancorp
3.625%, 01/25/2016	$2,054,000	$2,117,976
KeyCorp
5.100%, 03/24/2021	1,903,000	2,142,253
		4,260,229

Restaurants – 1.94%
Yum Brands, Inc.
6.250%, 03/15/2018	1,286,000	1,451,606
Total Corporate Bonds (Cost $30,717,860)		31,255,401

Municipal Bonds – 16.17%
California – 1.56%
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,168,292

Colorado – 0.67%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	500,000	498,675

Maryland – 0.67%
Maryland Community Development Administration
1.125%, 09/01/2016	500,000	502,095

Massachusetts – 1.03%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	675,000	772,308

New York – 8.03%
County of Westchester, NY
5.000%, 06/01/2024	250,000	275,828
Metropolitan Transportation Authority
3.118%, 07/01/2025	1,250,000	1,269,775
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.587%, 08/01/2022	1,000,000	1,117,030
5.210%, 08/01/2017	500,000	553,185
New York State Housing Finance Agency
5.167%, 09/15/2016	500,000	535,140
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	998,510
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,246,660
		5,996,128

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Oklahoma – 0.37%
Oklahoma Capital Improvement Authority
4.542%, 07/01/2023	$250,000	$274,175

Oregon – 2.05%
Oregon State Lottery
1.890%, 04/01/2020	1,550,000	1,530,563

Texas – 0.36%
City of Houston, TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	271,450

Utah – 1.43%
State of Utah
3.289%, 07/01/2020	1,000,000	1,064,120
Total Municipal Bonds (Cost $11,996,762)		12,077,806

U.S. Government Agency Issue – 6.16%
Federal Home Loan Banks
0.750%, 12/30/2016	2,455,000	2,455,940
5.000%, 11/17/2017	1,920,000	2,143,949
Total U.S. Government Agency Issue (Cost $4,586,291)		4,599,889

U.S. Government Note/Bond – 22.45%
United States Treasury Notes/Bond
0.875%, 04/30/2017	5,148,000	5,172,937
0.875%, 05/15/2017	6,499,000	6,527,433
5.375%, 02/15/2031	2,581,000	3,554,522
3.125%, 08/15/2044	1,453,000	1,512,255
Total U.S. Government Note/Bond (Cost $16,394,582)		16,767,147

	Shares

Mutual Funds – 10.15%
Vanguard GNMA Fund	699,950	7,580,458
Total Mutual Funds (Cost $7,350,037)		7,580,458

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value
Certificates of Deposit – 1.69%
GE Capital Bank
1.350%, 06/22/2016	$1,250,000	$1,259,104
Total Certificates of Deposit (Cost $1,256,745)		1,259,104

	Shares
Money Market Funds – 1.01%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (a)	753,345	753,345
Total Money Market Funds (Cost $753,345)		753,345
Total Investments (Cost $73,055,622) – 99.48%		74,293,150
Other Assets in Excess of Liabilities – 0.52%		389,250
Total Net Assets – 100.00%		$74,682,400

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

November 30, 2014

	Principal
	Amount	Value

Municipal Bonds – 92.92%
Arizona – 0.53%
Arizona State University
4.000%, 07/01/2015	$125,000	$127,785
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	221,822
		349,607

California – 1.22%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	804,521

Colorado – 0.83%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	500,000	543,605

Connecticut – 4.11%
State of Connecticut
5.000%, 11/01/2023	460,000	498,585
4.750%, 12/15/2024	1,500,000	1,623,390
University of Connecticut
5.000%, 02/15/2024	500,000	579,340
		2,701,315

District of Columbia – 0.71%
District of Columbia
5.000%, 12/01/2023	400,000	469,420

Florida – 0.77%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	131,572
State of Florida
4.750%, 06/01/2026	250,000	266,682
State of Florida Lottery Revenue
5.000%, 07/01/2025	100,000	111,346
		509,600

Kansas – 0.32%
City of Wichita, KS
5.000%, 06/01/2016	200,000	213,944

Kentucky – 1.62%
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	102,806
Louisville & Jefferson Country Metropolitan Sewer District
5.000%, 05/15/2027	795,000	961,322
		1,064,128

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Louisiana – 3.51%
State of Louisiana
5.000%, 12/01/2016	$1,000,000	$1,090,660
5.000%, 08/01/2022	1,000,000	1,214,460
		2,305,120

Maryland – 0.81%
County of Prince George’s, MD
4.000%, 09/15/2016	500,000	531,675

Massachusetts – 7.55%
City of Boston, MA
4.000%, 03/01/2028	275,000	302,324
Commonwealth of Massachusetts
5.500%, 06/01/2015	250,000	256,632
5.500%, 11/01/2016	1,200,000	1,317,120
5.500%, 12/01/2022	2,000,000	2,511,440
Massachusetts Water Resources Authority
5.000%, 08/01/2015	250,000	258,025
The Massachusetts Clean Water Trust
5.000%, 02/01/2016	300,000	316,584
		4,962,125

Minnesota – 1.63%
State of Minnesota
5.000%, 06/01/2017	1,000,000	1,069,720

Missouri – 3.19%
Missouri State Environmental Improvement &
Energy Resources Authority
4.750%, 07/01/2022	2,000,000	2,097,260

Nevada – 6.92%
City of Las Vegas, NV
5.000%, 05/01/2023	1,685,000	2,032,514
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,123,080
State of Nevada
5.000%, 12/01/2026	1,250,000	1,397,538
		4,553,132

New Jersey – 2.96%
New Jersey Education Facilities Authority
5.000%, 07/01/2015	100,000	102,818
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2015	1,800,000	1,844,064
		1,946,882

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

New York – 16.21%
Arlington Central School District
5.000%, 12/15/2024	$985,000	$1,191,899
City of New York, NY
5.250%, 09/01/2016	1,000,000	1,084,040
5.000%, 04/01/2017	500,000	529,805
Metropolitan Transportation Authority
5.000%, 11/01/2016	1,000,000	1,087,490
5.000%, 11/15/2024	1,000,000	1,114,750
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 11/01/2016	125,000	135,936
New York State Housing Finance Agency
0.650%, 11/01/2016	375,000	375,071
New York State Thruway Authority
5.000%, 03/15/2016	500,000	529,940
5.000%, 03/15/2020	500,000	528,010
New York State Urban Development Corp.
5.000%, 03/15/2022	1,030,000	1,243,087
5.000%, 12/15/2023	275,000	308,399
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,128,150
5.000%, 07/15/2021	500,000	523,985
5.000%, 09/01/2028	500,000	599,355
Tobacco Settlement Financing Corporation
5.000%, 06/01/2022	250,000	275,620
		10,655,537

North Carolina – 1.60%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	682,309
City of Winston-Salem NC Water & Sewer System Revenue
4.000%, 06/01/2016	350,000	369,187
		1,051,496

Ohio – 3.00%
Ohio Higher Education Facility Commission
5.000%, 01/01/2026	500,000	584,505
5.250%, 01/01/2029	1,250,000	1,387,275
		1,971,780

Oregon – 2.08%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	262,760

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Oregon – 2.08% (Continued)
State of Oregon
5.000%, 05/01/2017	$1,000,000	$1,106,690
		1,369,450

Pennsylvania – 3.50%
Commonwealth of Pennsylvania
5.000%, 04/01/2017	250,000	275,082
5.000%, 11/01/2020	450,000	506,079
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	534,905
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	244,305
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	650,000	741,046
		2,301,417

Texas – 20.08%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,092,150
City of Garland, TX
5.000%, 02/15/2028	400,000	461,892
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	291,860
County of Harris, TX
4.250%, 08/15/2016	1,000,000	1,065,330
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,381,170
Dallas Area Rapid Transit
5.000%, 12/01/2022	500,000	605,790
5.000%, 12/01/2024	720,000	870,574
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	740,000	860,494
La Joya Independent School District
5.000%, 02/15/2029	1,000,000	1,172,550
North East Independent School District
5.000%, 08/01/2026	900,000	991,791
North Texas Municipal Water District
5.000%, 09/01/2024	2,300,000	2,751,122
State of Texas
4.000%, 08/01/2016	250,000	264,908

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Texas – 20.08% (Continued)
Texas State University System
5.000%, 03/15/2021	$100,000	$117,046
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	275,387
		13,202,064

Virginia – 6.33%
City of Hampton, VA
5.000%, 01/15/2016	500,000	526,350
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,117,486
Virginia Commonwealth Transportation Board
5.000%, 05/15/2022	1,000,000	1,206,680
Virginia Housing Development Authority
2.750%, 03/01/2017	200,000	208,840
Virginia Public School Authority
5.000%, 04/15/2017	1,000,000	1,103,490
		4,162,846

Washington – 2.92%
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 02/01/2022	325,000	381,657
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	707,051
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	834,487
		1,923,195

Wisconsin – 0.52%
City of Milwaukee, WI
5.000%, 05/01/2026	290,000	340,692
Total Municipal Bonds (Cost $60,954,756)		61,100,531

	Shares

Money Market Funds – 15.13%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	9,946,936	9,946,936
Total Money Market Funds (Cost $9,946,936)		9,946,936
Total Investments (Cost $70,901,692) – 108.05%		71,047,467
Liabilities in Excess of Other Assets – (8.05)%		(5,294,599)
TOTAL NET ASSETS – 100.00%		$65,752,868

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

November 30, 2014

	Principal
	Amount	Value

Municipal Bonds – 98.76%
Kansas – 2.00%
City of Wichita, KS
5.000%, 06/01/2016	$725,000	$775,547

Nevada – 2.16%
State of Nevada
5.000%, 12/01/2026	750,000	838,523

New York – 87.56%
Battery Park City Authority
5.000%, 11/01/2016	475,000	516,748
5.000%, 11/01/2017	375,000	422,077
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	225,316
City of New York, NY
5.000%, 08/01/2022	1,000,000	1,197,170
5.000%, 08/01/2022	535,000	592,395
County of Erie, NY
2.000%, 09/15/2015	130,000	131,625
5.000%, 09/15/2022	120,000	143,342
County of Orange, NY
2.000%, 08/15/2016	1,170,000	1,201,883
County of Westchester, NY
3.000%, 06/01/2016	400,000	415,968
4.000%, 07/01/2022	5,000	5,733
4.000%, 07/01/2022	190,000	216,324
Erie County Fiscal Stability Authority
5.000%, 04/01/2016	125,000	132,814
5.000%, 07/01/2017	250,000	277,617
5.000%, 05/15/2021	225,000	264,386
5.000%, 12/01/2024	1,000,000	1,189,880
Hendrick Hudson Central School District
2.000%, 04/15/2015	155,000	155,994
Housing Development Corporation
1.150%, 11/01/2017	130,000	130,932
Metropolitan Transportation Authority
5.000%, 11/01/2016	510,000	554,620
5.000%, 11/15/2025	500,000	592,630
5.000%, 11/15/2026	750,000	812,505
5.000%, 11/15/2028	610,000	674,361
Nassau County Interim Finance Authority
4.000%, 11/15/2016	500,000	535,130

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

New York – 87.56% (Continued)
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 01/15/2023	$250,000	$271,715
5.000%, 07/15/2024	575,000	622,541
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 08/01/2021	1,375,000	1,648,089
New York City Trust of Cultural Resources
4.000%, 08/01/2017	300,000	327,135
5.000%, 04/01/2026	750,000	855,998
New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	110,351
New York State Bridge Authority
4.000%, 01/01/2016	500,000	520,110
New York State Dormitory Authority
5.000%, 07/01/2016	370,000	397,047
5.750%, 07/01/2016	200,000	216,912
4.000%, 07/01/2017	275,000	297,921
5.000%, 07/01/2020	250,000	272,625
5.000%, 07/01/2021	300,000	320,793
5.000%, 10/01/2022	525,000	627,118
5.000%, 08/15/2024	150,000	175,800
5.000%, 07/01/2026	1,565,000	1,807,935
5.250%, 07/01/2028	1,410,000	1,637,630
New York State Environmental Facilities Corp.
5.500%, 06/15/2015	250,000	257,170
4.000%, 08/15/2015	200,000	205,414
5.000%, 12/15/2021	500,000	524,225
5.000%, 06/15/2021	380,000	405,601
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	175,033
New York State Thruway Authority
5.000%, 04/01/2015	150,000	152,398
5.000%, 04/01/2016	190,000	197,490
5.000%, 04/01/2017	500,000	550,530
5.000%, 04/01/2018	625,000	649,531
5.000%, 01/01/2024	1,155,000	1,358,419
New York State Urban Development Corp.
5.000%, 12/15/2018	200,000	218,184
5.000%, 12/15/2022	850,000	954,049
Ossining Union Free School District
2.250%, 09/01/2017	765,000	798,025

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

New York – 87.56% (Continued)
Port Authority of New York & New Jersey
5.000%, 12/01/2017	$1,000,000	$1,128,150
5.000%, 07/15/2023	150,000	157,127
5.000%, 11/15/2026	200,000	222,826
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	535,446
The New York Power Authority
5.000%, 11/15/2017	225,000	253,269
5.000%, 11/15/2018	125,000	130,581
5.000%, 11/15/2020	500,000	560,790
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	385,868
Town of Huntington, NY
2.125%, 12/01/2016	470,000	485,707
4.000%, 11/15/2017	200,000	219,298
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2016	725,000	789,271
5.000%, 11/15/2022	750,000	915,225
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,092,420
Village of Bronxville, NY
4.000%, 06/01/2017	115,000	124,785
		33,946,002

Ohio – 1.08%
Ohio Higher Education Facility Commission
5.000%, 01/01/2026	360,000	420,844

Pennsylvania – 1.47%
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2026	500,000	570,035

Texas – 3.77%
Dallas Area Rapid Transit
5.000%, 12/01/2022	500,000	605,790
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	500,000	581,415
Houston Independent School District
5.000%, 02/15/2024	250,000	272,677
		1,459,882

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

November 30, 2014

	Principal
	Amount	Value

Washington – 0.72%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	$250,000	$278,163
Total Municipal Bonds (Cost $38,149,195)		38,288,996

	Shares
Money Market Funds – 7.26%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	2,813,231	2,813,231
Total Money Market Funds (Cost $2,813,231)		2,813,231
Total Investments (Cost $40,962,426) – 106.02%		41,102,227
Liabilities in Excess of Other Assets – (6.02)%		(2,333,852)
TOTAL NET ASSETS – 100.00%		$38,768,375

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $73,055,622, $70,901,692, and $40,962,426, respectively)
Dividends and interest receivable
Other assets
Total Assets

Liabilities
Payable for investments purchased
Payable to the Adviser
Payable for fund shares redeemed
Payable to affiliates
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain
Net unrealized appreciation on investments
Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

November 30, 2014

	Rockefeller	Rockefeller
Rockefeller	Intermediate	Intermediate
Core Taxable	Tax Exempt	Tax Exempt
Bond Fund	National Bond Fund	New York Bond Fund

$74,293,150	$71,047,467	$41,102,227
516,648	748,937	470,776
7,131	9,884	5,034
74,816,929	71,806,288	41,578,037

15,506	5,949,741	2,730,524
19,799	13,561	5,541
1,679	—	—
60,098	54,672	40,081
37,447	35,446	33,516
134,529	6,053,420	2,809,662

$74,682,400	$65,752,868	$38,768,375

$72,768,399	$64,318,394	$38,068,577
174,128	44,077	29,330
502,345	1,244,622	530,667
1,237,528	145,775	139,801
$74,682,400	$65,752,868	$38,768,375

7,248,527	6,415,977	3,802,523

$10.30	$10.25	$10.20

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Audit and tax fees
Federal and state registration fees
Legal fees
Chief Compliance Officer fees
Custody fees
Trustees’ fees
Reports to shareholders
Other expenses
Total expense before recoupment or waivers
Expense waiver by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain on Investments
Net realized gain from investments
Change in net unrealized appreciation

Net Realized and Unrealized Gain on Investments
Net Increase in Net Assets from Operations

(1)	Funds commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

For the Period Ended November 30, 2014(1)

	Rockefeller	Rockefeller
Rockefeller	Intermediate	Intermediate
Core Taxable	Tax Exempt	Tax Exempt
Bond Fund	National Bond Fund	New York Bond Fund

$193,239	$752	$432
1,104,136	774,548	478,065
1,297,375	775,300	478,497

315,679	273,148	169,974
182,386	168,075	112,069
24,407	22,900	19,131
22,726	21,824	22,646
17,714	19,244	9,668
10,778	12,003	12,003
7,468	7,462	7,462
5,626	5,724	4,842
5,037	5,037	5,037
3,502	3,502	3,502
4,006	4,353	3,911
599,329	543,272	370,245
(63,572)	(79,591)	(81,627)
535,757	463,681	288,618

761,618	311,619	189,879

502,345	1,244,622	530,667
1,237,528	145,775	139,801

1,739,873	1,390,397	670,468
$2,501,491	$1,702,016	$860,347

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
November 30,
2014
From Operations
Net investment income	$761,618
Net realized gain from investments	502,345
Net change in unrealized appreciation on investments	1,237,528
Net increase in net assets from operations	2,501,491

From Distributions
Net investment income	(587,497)
Net decrease in net assets resulting from distributions paid	(587,497)

From Capital Share Transactions
Proceeds from shares sold	82,463,288
Net asset value of shares issued to distributions declared	379,272
Costs for shares redeemed	(10,074,154)
Net increase in net assets from capital share transactions	72,768,406

Total Increase in Net Assets	74,682,400

Net Assets
Beginning of period	—
End of period	$74,682,400

Accumulated Net Investment Income	$174,128

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
November 30,
2014
From Operations
Net investment income	$311,619
Net realized gain from investments	1,244,622
Net change in unrealized appreciation on investments	145,775
Net increase in net assets from operations	1,702,016

From Distributions
Net investment income	(267,542)
Net decrease in net assets resulting from distributions paid	(267,542)

From Capital Share Transactions
Proceeds from shares sold	73,024,820
Net asset value of shares issued to distributions declared	92,891
Costs for shares redeemed	(8,799,317)
Net increase in net assets from capital share transactions	64,318,394

Total Increase in Net Assets	65,752,868

Net Assets
Beginning of period	—
End of period	$65,752,868

Accumulated Net Investment Income	$44,077

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statement of Changes in Net Assets

Period From
December 26,
2013(1) to
November 30,
2014
From Operations
Net investment income	$189,879
Net realized gain from investments	530,667
Net change in unrealized appreciation on investments	139,801
Net increase in net assets from operations	860,347

From Distributions
Net investment income	(160,549)
Net decrease in net assets resulting from distributions paid	(160,549)

From Capital Share Transactions
Proceeds from shares sold	41,236,126
Net asset value of shares issued to distributions declared	31,250
Costs for shares redeemed	(3,198,799)
Net increase in net assets from capital share transactions	38,068,577

Total Increase in Net Assets	38,768,375

Net Assets
Beginning of period	—
End of period	$38,768,375

Accumulated Net Investment Income	$29,330

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
November 30, 2014
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.11
Net realized and unrealized gain on investments	0.27
Total from investment operations	0.38

Less distributions paid:
From net investment income	(0.08)
Total distributions paid	(0.08)
Net Asset Value, End of Period	$10.30

Total Return(3)	3.87%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$74,684
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.95%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	1.11%
After waiver, expense reimbursement(4)	1.21%
Portfolio turnover rate(3)	124.55%

(1)	The Institutional Class commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
November 30, 2014
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.06
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.30

Less distributions paid:
From net investment income	(0.05)
Total distributions paid	(0.05)
Net Asset Value, End of Period	$10.25

Total Return(3)	2.97%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$65,753
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.99%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.43%
After waiver, expense reimbursement(4)	0.57%
Portfolio turnover rate(3)	235.85%

(1)	The Institutional Class commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period From
December 26,
2013(1) to
November 30, 2014
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.05
Net realized and unrealized gain on investments	0.19
Total from investment operations	0.24

Less distributions paid:
From net investment income	(0.04)
Total distributions paid	(0.04)
Net Asset Value, End of Period	$10.20

Total Return(3)	2.44%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$38,768
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.09%
After waiver, expense reimbursement(4)	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.32%
After waiver, expense reimbursement(4)	0.56%
Portfolio turnover rate(3)	215.11%

(1)	The Institutional Class commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
November 30, 2014

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Annual Report (the “Funds”) are comprised of the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Funds commenced operations on December 26, 2013. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by Rockefeller & Co., Inc. (the “Adviser”), the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

models.  Short-term debt securities, such as commercial paper, bankers acceptances and US Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Notes/Bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government Notes/Bonds are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government Issues.  Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2014:

Rockefeller Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Certificates of Deposit	$—	$1,259,104	$—	$1,259,104
Corporate Bonds	—	31,255,401	—	31,255,401
Municipal Bonds	—	12,077,806	—	12,077,806
U.S. Government Agency Issue	—	4,599,889	—	4,599,889
U.S. Government Notes/Bonds	—	16,767,147	—	16,767,147
Total Fixed Income Securities	—	65,959,347	—	65,959,347
Mutual Fund	7,580,458	—	—	7,580,458
Money Market Fund	753,345	—	—	753,345
Total Investments in Securities	$8,333,803	$65,959,347	$—	$74,293,150

Rockefeller Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$61,100,531	$—	$61,100,531
Total Fixed Income Securities	—	61,100,531	—	61,100,531
Money Market Funds	9,946,936	—	—	9,946,936
Total Investments in Securities	$9,946,936	$61,100,531	$—	$71,047,467

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$38,288,996	$—	$38,288,996
Total Fixed Income Securities	—	38,288,996	—	38,288,996
Money Market Funds	2,813,231	—	—	2,813,231
Total Investments in Securities	$2,813,231	$38,288,996	$—	$41,102,227

The Funds recognize transfers between levels as of the end of the fiscal period.  There were no transfers as of November 30, 2014.

The Funds held no Level 3 securities during the period ended November 30, 2014.

The Funds did not hold any derivative instruments during the period ended November 30, 2014.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended November 30, 2014 was as follows:

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$587,497	$901	$535
Tax-Exempt Income	$—	$266,641	$160,014

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$73,059,532	$70,901,692	$40,973,652
Gross tax unrealized appreciation	1,282,232	203,816	174,422
Gross tax unrealized depreciation	(48,614)	(58,041)	(39,955)
Net tax unrealized
appreciation/(depreciation)	$1,233,618	$145,775	$134,467
Undistributed ordinary income	680,383	1,244,622	536,001
Undistributed tax-exempt
ordinary income	—	44,077	29,330
Total distributable earnings	$680,383	$1,288,699	$565,331
Total accumulated gains	$1,914,001	$1,434,474	$699,798

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2014, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$7	$—	$—
Accumulated Net Realized Gain/(Loss)	$—	$—	$—
Paid-In Capital	$(7)	$—	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2014.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2014.  At November 30, 2014, the fiscal tax year 2014 remains open to examination for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund in the Funds’ major tax jurisdictions.

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Core Taxable Bond Fund	0.85%	December 29, 2015
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	December 29, 2015
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	December 29, 2015

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
November 30, 2017	$63,572	$79,591	$81,627

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the period ended November 30, 2014, and owed as of November 30, 2014 are as follows:

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

Administration and Accounting	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$182,386	$49,946
Rockefeller Intermediate Tax Exempt National Bond Fund	$168,075	$45,069
Rockefeller Intermediate Tax Exempt New York Bond Fund	$112,069	$31,903

Transfer Agency	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$24,407	$6,775
Rockefeller Intermediate Tax Exempt National Bond Fund	$22,900	$5,902
Rockefeller Intermediate Tax Exempt New York Bond Fund	$19,131	$4,874

Custody	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$5,626	$1,374
Rockefeller Intermediate Tax Exempt National Bond Fund	$5,724	$1,704
Rockefeller Intermediate Tax Exempt New York Bond Fund	$4,842	$1,307

The Funds each have a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended November 30, 2014, and owed as of November 30, 2014 are as follows:

	Incurred	Owed
Rockefeller Core Taxable Bond Fund	$7,468	$2,003
Rockefeller Intermediate Tax Exempt National Bond Fund	$7,462	$1,997
Rockefeller Intermediate Tax Exempt New York Bond Fund	$7,462	$1,997

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Rockefeller Core Taxable Bond Fund

Period Ended
November 30, 2014(1)
Shares sold	8,196,410
Shares reinvested	37,362
Shares redeemed	(985,245)
Net increase	7,248,527

(1)	The Fund commenced operations on December 26, 2013.

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

Rockefeller Intermediate Tax Exempt National Bond Fund

Period Ended
November 30, 2014(1)
Shares sold	7,272,519
Shares reinvested	9,177
Shares redeemed	(865,719)
Net increase	6,415,977

(1)	The Fund commenced operations on December 26, 2013.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Period Ended
November 30, 2014(1)
Shares sold	4,115,322
Shares reinvested	3,105
Shares redeemed	(315,904)
Net increase	3,802,523

(1)	The Fund commenced operations on December 26, 2013.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the period ended November 30, 2014, are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Core
Taxable Bond Fund	$101,307,934	$(46,631,665)	$47,336,957	$(30,967,449)
Rockefeller Intermediate
Tax Exempt National
Bond Fund	$177,886,146	$(119,211,359)	$—	$—
Rockefeller Intermediate
Tax Exempt New York
Bond Fund	$105,996,546	$(68,021,071)	$—	$—

(8)	Line of Credit

At November 30, 2014, the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund each had lines of credit in the amount of $8,000,000, $8,500,000, and $5,500,000, respectively, which all mature August 13, 2015.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The

Rockefeller Funds
Notes to Financial Statements (Continued)
November 30, 2014

credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% (as of November 30, 2014).  The Funds did not utilize their lines of credit during the period ended November 30, 2014.

(9)	Subsequent Event

On December 23, 2014, the Funds declared and paid distributions from ordinary income and short-term realized gains, to shareholders of record as of December 22, 2014, as follows:

		Short-Term
	Ordinary Income	Realized Gains
Rockefeller Core Taxable Bond Fund	$245,606	$506,275
Rockefeller Intermediate Tax-Exempt
National Bond Fund	$65,833	$1,243,112
Rockefeller Intermediate Tax-Exempt
New York Bond Fund	$42,785	$535,576

Effective January 1, 2015, the Adviser has reduced the advisory fees of the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund and the Rockefeller Intermediate Tax Exempt New York Bond Fund from 0.50% to 0.35%.

On January 2, 2015, the Trust filed an update to its registration statement to discuss the Rockefeller Equity Allocation Fund, which should commence operations on February 4, 2015.

(10)	Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Rockefeller Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of the Rockefeller Funds and the
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Rockefeller Funds, comprising Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund (the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of November 30, 2014, and the related statements of operations, changes in net assets and financial highlights for the periods presented.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2014, the results of their operations, and the changes in their net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin
January 29, 2015

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Tax Information

For the period ended November 30, 2014, certain dividends paid by the Funds may be subject to maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Core Taxable Bond Fund	0.04%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2014 was as follows:

Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%

For the period ended November 30, 2014, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	36	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	36	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Jonas B. Siegel	Trustee	Indefinite	Retired. Managing	36	Independent
615 E. Michigan St.		Term; Since	Director (2011–		Trustee, Gottex
Milwaukee, WI 53202		October 23,	present); Chief		Multi-Asset
Age: 71		2009	Administrative		Endowment
			Officer (“CAO”) and		fund complex
			Chief Compliance		(three closed-
			Officer (“CCO”),		end investment
			Granite Capital		companies);
			International Group,		Independent
			L.P. (an investment		Trustee
			management firm)		Gottex Multi-
			(1994–2011).		Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager
Ramius IDF
fund complex
(two closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	36	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 52		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).

Adam W. Smith	Assistant	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	Secretary	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC
(May 2010–April 2012);
Student, Marquette
University Law School
(August 2007–
May 2012).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Effective	U.S. Bancorp Fund
Age: 54	President	July 1,	Services, LLC,
	and Anti-	2014	(January 2014–
	Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC, (2010–2013);
Vice President, Ariel
Investments, LLC,
(2003–2010).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Number of			Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

Peter J. Chappy	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 39		2015	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph. D. in accounting and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/14
	Rockefeller Core Taxable Bond	Rockefeller Intermediate Tax Exempt National Bond Fund	Rockefeller Intermediate Tax Exempt New York Bond Fund
Audit Fees	$18,825	$18,825	$19,650
Audit-Related Fees	$ -	$ -	$ -
Tax Fees	$3,900	$3,000	$3,000
All Other Fees	$ -	$ -	$ -

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 11/30/2014
	Rockefeller Core Taxable Bond Fund	Rockefeller Intermediate Tax Exempt National Bond Fund	Rockefeller Intermediate Tax Exempt New York Bond Fund
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2014
	Rockefeller Core Taxable Bond Fund	Rockefeller Intermediate Tax Exempt National Bond Fund	Rockefeller Intermediate Tax Exempt New York Bond Fund
Registrant	0	0	0
Registrant’s Investment Adviser	0	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.   Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  February 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  February 2, 2015

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date  February 2, 2015

* Print the name and title of each signing officer under his or her signature.